Loans and financing - Rollforward of loans and financing (Detail) R$ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 BRL (R$)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 BRL (R$)	Dec. 31, 2023 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 BRL (R$)
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	7.50%				7.50%
Balance in the biginning of the period | R$	R$ 9,698,912		R$ 7,232,699
Borrowings, proceeds | R$	4,072,859		4,609,363
Transfers | R$			(1,067)
Borrowings, payments of principal | R$	1,723,166		1,907,123
Borrowings, payments of interest | R$	(1,340,728)		(792,152)
Interest costs incurred | R$	1,399,094		865,107
Borrowings, foreign exchange gain (loss) | R$	2,749,867		(388,299)
Effect of restriction | R$	10,671		35,490
Amortised cost | R$	113,908		44,894
Balance at the end of the period | R$	14,981,417		9,698,912
Borrowings | R$	14,981,417		9,698,912				R$ 7,232,699
Current borrowings and current portion of non-current borrowings | R$	2,207,199		1,100,051				1,112,940
Non-current portion of non-current borrowings | R$	12,774,218		8,598,861				6,119,759
Borrowings | R$	R$ 14,981,417		R$ 9,698,912
Long-term loans and financing | R$							(116,971)
SELIC
Disclosure of detailed information about borrowings [line items]
Effective interest rate	37.80%	37.80%
United States of America, Dollars
Disclosure of detailed information about borrowings [line items]
Balance in the biginning of the period		$ 8,713,825		$ 5,924,291
Borrowings, proceeds		2,547,403		3,722,604
Transfers				(1,067)
Borrowings, payments of principal		581,276		680,955
Borrowings, payments of interest		(1,179,020)		601,458
Interest costs incurred		1,223,371		670,061
Borrowings, foreign exchange gain (loss)		2,749,867		(388,299)
Effect of restriction		(7,502)		35,490
Amortised cost		76,743		33,158
Balance at the end of the period		13,543,411		8,713,825
Borrowings					$ 13,543,411	$ 8,713,825
United States of America, Dollars | Senior notes – 2024 | Oct-24
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	5.90%		5.90%		5.90%	5.90%
Borrowings Effective Interest Rate	6.30%		6.30%		6.30%	6.30%
Balance in the biginning of the period		332,099		2,097,402
Borrowings, proceeds		0		0
Transfers				(1,596,972)
Borrowings, payments of principal		397,696		0
Borrowings, payments of interest		12,017		92,985
Interest costs incurred		17,121		76,569
Borrowings, foreign exchange gain (loss)		59,679		(157,024)
Effect of restriction		0		1,212
Amortised cost		814		3,897
Balance at the end of the period		0		332,099
Borrowings					$ 0	$ 332,099
United States of America, Dollars | Senior notes – 2026 | June 2026 [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	7.30%		7.30%		7.30%	7.30%
Borrowings Effective Interest Rate	7.80%		7.80%		7.80%	7.80%
Balance in the biginning of the period		152,572		3,095,665
Borrowings, proceeds		0		0
Transfers				(2,725,010)
Borrowings, payments of principal		0		0
Borrowings, payments of interest		13,299		126,950
Interest costs incurred		12,998		121,218
Borrowings, foreign exchange gain (loss)		43,322		(253,595)
Effect of restriction		0		34,278
Amortised cost		648		6,966
Balance at the end of the period		196,241		152,572
Borrowings					$ 196,241	$ 152,572
United States of America, Dollars | Senior notes – 2029 | May 2029
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	11.50%		11.50%		11.50%	11.50%
Borrowings Effective Interest Rate	11.50%		11.50%		11.50%	11.50%
Balance in the biginning of the period		1,165,545		0
Borrowings, proceeds		41,476		0
Transfers				1,410,967
Borrowings, payments of principal		0		277,961
Borrowings, payments of interest		148,653		52,893
Interest costs incurred		149,819		65,165
Borrowings, foreign exchange gain (loss)		325,472		20,267
Effect of restriction		0		0
Amortised cost		0		0
Balance at the end of the period		1,533,659		1,165,545
Borrowings					$ 1,533,659	$ 1,165,545
United States of America, Dollars | Senior notes 2030 [Member] | May 2030
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	10.90%		10.90%		10.90%	10.90%
Borrowings Effective Interest Rate	10.90%		10.90%		10.90%	10.90%
Balance in the biginning of the period		2,777,513		0
Borrowings, proceeds		93,517		0
Transfers				2,725,010
Borrowings, payments of principal		0		0
Borrowings, payments of interest		335,174		112,453
Interest costs incurred		337,752		140,308
Borrowings, foreign exchange gain (loss)		775,577		24,648
Effect of restriction		0		0
Amortised cost		0		0
Balance at the end of the period		3,649,185		2,777,513
Borrowings					$ 3,649,185	$ 2,777,513
United States of America, Dollars | Bridge notes [Member] | Jan-25 [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings Effective Interest Rate	37.80%				37.80%
Balance in the biginning of the period		0
Borrowings, proceeds		856,502
Borrowings, payments of principal		0
Borrowings, payments of interest		0
Interest costs incurred		18,726
Borrowings, foreign exchange gain (loss)		65,215
Effect of restriction		0
Amortised cost		36,525
Balance at the end of the period		976,968		0
Borrowings					$ 976,968	0
United States of America, Dollars | Bridge notes [Member] | Bottom of range | Jan-25 [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	8.30%				8.30%
United States of America, Dollars | Bridge notes [Member] | Top of range | Jan-25 [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	10.70%				10.70%
United States of America, Dollars | Aircraft and Engine Loan One | May 25
Disclosure of detailed information about borrowings [line items]
Balance in the biginning of the period | R$	R$ 12,771
Borrowings, payments of principal | R$			R$ 4,697
Borrowings, payments of interest | R$			4,714
Interest costs incurred | R$			2,868
Borrowings, foreign exchange gain (loss) | R$			0
Effect of restriction | R$			0
Amortised cost | R$			30
Balance at the end of the period | R$			12,771
Borrowings | R$			R$ 12,771
United States of America, Dollars | Aircraft and Engine Loan One | May-26 [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	4.60%				4.60%
Borrowings Effective Interest Rate	9.80%				9.80%
Balance in the biginning of the period		79,086
Borrowings, proceeds		545,797
Borrowings, payments of principal		0
Borrowings, payments of interest		36,214
Interest costs incurred		40,895
Borrowings, foreign exchange gain (loss)		99,546
Effect of restriction		0
Amortised cost		0
Balance at the end of the period		729,110		79,086
Borrowings					$ 729,110	$ 79,086
United States of America, Dollars | Aircraft and Engine Loan One | Mar-29 [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate			6.50%			6.50%
Borrowings Effective Interest Rate			9.30%			9.30%
Balance in the biginning of the period		284,279		731,224
Borrowings, proceeds				0
Transfers				(1,067)
Borrowings, payments of principal				402,994
Borrowings, payments of interest				42,727
Interest costs incurred				47,720
Borrowings, foreign exchange gain (loss)				(53,401)
Effect of restriction				0
Amortised cost				5,524
Balance at the end of the period				284,279
Borrowings						$ 284,279
United States of America, Dollars | Aircraft and Engine Loan Two | Jun-27 [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	2.60%				2.60%
Borrowings Effective Interest Rate	11.30%				11.30%
Balance in the biginning of the period		0
Borrowings, proceeds		104,892
Borrowings, payments of principal		0
Borrowings, payments of interest		1,819
Interest costs incurred		2,616
Borrowings, foreign exchange gain (loss)		10,021
Effect of restriction		0
Amortised cost		435
Balance at the end of the period		116,145		0
Borrowings					$ 116,145	0
United States of America, Dollars | Aircraft and Engine Loan Two | March 27
Disclosure of detailed information about borrowings [line items]
Balance in the biginning of the period | R$	R$ 23,596
Borrowings, payments of principal | R$			R$ 18,600
Borrowings, payments of interest | R$			2,111
Interest costs incurred | R$			1,912
Borrowings, foreign exchange gain (loss) | R$			0
Effect of restriction | R$			0
Amortised cost | R$			113
Balance at the end of the period | R$			23,596
Borrowings | R$			R$ 23,596
United States of America, Dollars | Aircraft and Engine Loan Two | May-26 [Member]
Disclosure of detailed information about borrowings [line items]
Balance in the biginning of the period		79,086		0
Borrowings, proceeds				79,222
Transfers				0
Borrowings, payments of principal				0
Borrowings, payments of interest				0
Interest costs incurred				196
Borrowings, foreign exchange gain (loss)				(332)
Effect of restriction				0
Amortised cost				0
Balance at the end of the period				79,086
Borrowings						79,086
United States of America, Dollars | Aircraft and Engine Loan Tree [Member] | Mar-29 [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	4.90%				4.90%
Borrowings Effective Interest Rate	5.90%				5.90%
Balance in the biginning of the period		284,279
Borrowings, proceeds		0
Borrowings, payments of principal		183,580
Borrowings, payments of interest		11,328
Interest costs incurred		9,961
Borrowings, foreign exchange gain (loss)		45,547
Effect of restriction		0
Amortised cost		943
Balance at the end of the period		145,822		284,279
Borrowings					$ 145,822	$ 284,279
United States of America, Dollars | Senior notes – 2028 | Aug-28
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	11.90%		11.90%		11.90%	11.90%
Borrowings Effective Interest Rate	13.30%		13.50%		13.30%	13.50%
Balance in the biginning of the period		3,922,731		0
Borrowings, proceeds		905,219		3,643,382
Transfers				186,005
Borrowings, payments of principal		0		0
Borrowings, payments of interest		620,516		173,450
Interest costs incurred		633,483		218,885
Borrowings, foreign exchange gain (loss)		1,325,488		31,138
Effect of restriction		(7,502)		0
Amortised cost		37,378		16,771
Balance at the end of the period		$ 6,196,281		$ 3,922,731
Borrowings					$ 6,196,281	$ 3,922,731
Brazil, Brazil Real
Disclosure of detailed information about borrowings [line items]
Balance in the biginning of the period | R$	R$ 985,087		R$ 1,308,408
Borrowings, proceeds | R$	1,525,456		886,759
Transfers | R$			0
Borrowings, payments of principal | R$	1,141,890		1,226,168
Borrowings, payments of interest | R$	(161,708)		(190,694)
Interest costs incurred | R$	175,723		195,046
Borrowings, foreign exchange gain (loss) | R$	0		0
Effect of restriction | R$	18,173		0
Amortised cost | R$	37,165		11,736
Balance at the end of the period | R$	1,438,006		985,087
Borrowings | R$	1,438,006		985,087				1,308,408
Brazil, Brazil Real | September 2025 [Member]
Disclosure of detailed information about borrowings [line items]
Balance in the biginning of the period | R$			2,675
Borrowings | R$							2,675
Brazil, Brazil Real | Working capital loans | February 2024 [Member]
Disclosure of detailed information about borrowings [line items]
Balance in the biginning of the period | R$	27,491		496,997
Borrowings, proceeds | R$			301,098
Transfers | R$			0
Borrowings, payments of principal | R$			770,795
Borrowings, payments of interest | R$			(59,807)
Interest costs incurred | R$			58,454
Borrowings, foreign exchange gain (loss) | R$			0
Effect of restriction | R$			0
Amortised cost | R$			1,544
Balance at the end of the period | R$			27,491
Borrowings | R$			27,491				496,997
Brazil, Brazil Real | Working capital loans | Jan-25 [Member]
Disclosure of detailed information about borrowings [line items]
Balance in the biginning of the period | R$	29,648
Borrowings, proceeds | R$	982,796
Borrowings, payments of principal | R$	477,191
Borrowings, payments of interest | R$	(9,811)
Interest costs incurred | R$	44,118
Borrowings, foreign exchange gain (loss) | R$	0
Effect of restriction | R$	0
Amortised cost | R$	23,079
Balance at the end of the period | R$	592,639		29,648
Borrowings | R$	592,639		29,648
Brazil, Brazil Real | Working capital loans | September 2025 [Member]
Disclosure of detailed information about borrowings [line items]
Balance in the biginning of the period | R$	R$ 2,157
Borrowings, proceeds | R$			0
Transfers | R$			0
Borrowings, payments of principal | R$			546
Borrowings, payments of interest | R$			(155)
Interest costs incurred | R$			183
Borrowings, foreign exchange gain (loss) | R$			0
Effect of restriction | R$			0
Amortised cost | R$			0
Balance at the end of the period | R$			2,157
Borrowings | R$			R$ 2,157
Brazil, Brazil Real | Debentures | February 2024 [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate			3.10%			3.10%
Borrowings Effective Interest Rate			3.10%			3.10%
Brazil, Brazil Real | Debentures | Jan-25 [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	1.60%				1.60%
Borrowings Effective Interest Rate	20.00%				20.00%
Brazil, Brazil Real | Debentures | Dec-28
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	5.00%		5.40%		5.00%	5.40%
Borrowings Effective Interest Rate	15.20%		16.30%		15.20%	16.30%
Balance in the biginning of the period | R$	R$ 919,072		R$ 747,170
Borrowings, proceeds | R$	542,660		585,661
Transfers | R$			0
Borrowings, payments of principal | R$	637,676		431,530
Borrowings, payments of interest | R$	143,788		123,907
Interest costs incurred | R$	129,410		131,629
Borrowings, foreign exchange gain (loss) | R$	0		0
Effect of restriction | R$	18,173		0
Amortised cost | R$	14,007		10,049
Balance at the end of the period | R$	841,858		919,072
Borrowings | R$	R$ 841,858		R$ 919,072				747,170
Brazil, Brazil Real | Aircraft and Engine Loan One | May 25
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	5.50%		5.50%		5.50%	5.50%
Borrowings Effective Interest Rate	10.00%		17.40%		10.00%	17.40%
Balance in the biginning of the period | R$	R$ 12,771		R$ 19,284
Borrowings, proceeds | R$	0		0
Transfers | R$			0
Borrowings, payments of principal | R$	7,039
Borrowings, payments of interest | R$	(7,173)
Interest costs incurred | R$	1,362
Borrowings, foreign exchange gain (loss) | R$	0
Effect of restriction | R$	0
Amortised cost | R$	79
Balance at the end of the period | R$	0		12,771
Borrowings | R$	R$ 0		R$ 12,771				19,284
Brazil, Brazil Real | Aircraft and Engine Loan Two | March 27
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	6.50%		6.30%		6.50%	6.30%
Borrowings Effective Interest Rate	6.50%		6.30%		6.50%	6.30%
Balance in the biginning of the period | R$	R$ 23,596		R$ 42,282
Borrowings, proceeds | R$	0		0
Transfers | R$			0
Borrowings, payments of principal | R$	19,984
Borrowings, payments of interest | R$	936
Interest costs incurred | R$	833
Borrowings, foreign exchange gain (loss) | R$	0
Effect of restriction | R$	0
Amortised cost | R$	0
Balance at the end of the period | R$	3,509		23,596
Borrowings | R$	R$ 3,509		R$ 23,596				R$ 42,282